Derivative Instruments - Fair Value of Derivative Assets and Liabilities (Details) - Liquefaction Supply Derivatives [Member] - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (12)	$ 24	$ (43)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	(7)	3	5
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	(5)	(3)	(23)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 0	$ 24	$ (25)